Vessels, Net - Acquisition of Vessels (Details) $ in Thousands		1 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 08, 2015 USD ($)	Feb. 11, 2015 USD ($)	Nov. 06, 2015 USD ($)	Dec. 02, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Cash consideration					$ 0	$ 0	$ 163,791
Nave Sextans
Property, Plant and Equipment [Line Items]
Vessel delivery date					Jan. 08, 2015
Vessels capacity in DWT					49,999
Vessel type					MR2 product tanker
Total vessel acquisition cost	$ 33,373
Cash consideration	17,750
Deposits for vessels acquisitions	$ 15,623
Nave Velocity
Property, Plant and Equipment [Line Items]
Vessel delivery date					Feb. 11, 2015
Vessels capacity in DWT					49,999
Vessel type					MR2 product tanker
Total vessel acquisition cost		$ 39,233
Cash consideration		12,591
Deposits for vessels acquisitions		$ 26,642
Nave Spherical
Property, Plant and Equipment [Line Items]
Vessel delivery date					Nov. 06, 2015
Vessels capacity in DWT					297,188
Vessel type					2009-built VLCC
Total vessel acquisition cost			$ 69,198
Nave Photon
Property, Plant and Equipment [Line Items]
Vessel delivery date					Dec. 02, 2015
Vessels capacity in DWT					297,395
Vessel type					2008-built VLCC
Total vessel acquisition cost				$ 65,196